Note 15.6 c) - Employees' Postretirement Benefits and Other Benefits, Changes in amounts recorded in accumulated other comprehensive income (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Defined- Benefits
Plan Assets [Line Items]
Accumulated other comprehensive income at beginning of year	$ 2,282	$ 253
Net actuarial loss/(gain)	1,118	1,800
Amortization of actuarial (loss)/gain	(1)	0
Net prior service cost	0	0
Amortization of net prior service cost	(60)	(51)
Gain/(loss) on translation	(17)	280
Accumulated other comprehensive income at end of year	3,322	2,282
Variable Contribution [Member]
Plan Assets [Line Items]
Accumulated other comprehensive income at beginning of year	91	95,000
Net actuarial loss/(gain)	96	(82)
Amortization of actuarial (loss)/gain	(1)	0
Net prior service cost	0	0
Amortization of net prior service cost	(9)	(8)
Gain/(loss) on translation	13	86
Accumulated other comprehensive income at end of year	189	91
Health Care Benefit [Member]
Plan Assets [Line Items]
Accumulated other comprehensive income at beginning of year	121	(404)
Net actuarial loss/(gain)	480	575
Amortization of actuarial (loss)/gain	0	0
Net prior service cost	0	0
Amortization of net prior service cost	(2)	2
Gain/(loss) on translation	10	(52)
Accumulated other comprehensive income at end of year	$ 609	$ 121